Average Annual Total Returns - VIPRealEstatePortfolio-InvestorPRO - VIPRealEstatePortfolio-InvestorPRO - VIP Real Estate Portfolio	Apr. 29, 2024
VIP Real Estate Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	11.12%
Past 5 years	5.15%
Past 10 years	5.95%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXWEJ
Average Annual Return:
Past 1 year	11.96%
Past 5 years	4.23%
Past 10 years	6.03%